PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 97.0%
Australia 0.9%
Transurban Group, UTS	765,174	$6,302,801
Canada 6.9%
BCE, Inc.	299,933	7,142,589
Canadian National Railway Co.	73,620	7,694,026
Enbridge, Inc.	552,390	23,888,060
Pembina Pipeline Corp.	288,713	10,421,360
		49,146,035
France 10.2%
AXA SA	943,420	35,790,675
Cie Generale des Etablissements Michelin SCA	476,521	16,571,981
Orange SA	967,107	10,400,761
Vinci SA	84,298	9,122,128
		71,885,545
Italy 3.1%
Enel SpA	3,119,003	22,168,900
South Korea 0.5%
Samsung Electronics Co. Ltd.	101,653	3,630,407
Switzerland 4.0%
Zurich Insurance Group AG	47,138	28,563,964
United Kingdom 7.6%
AstraZeneca PLC, ADR	221,970	15,706,597
National Grid PLC	2,266,921	27,500,593
Unilever PLC	186,891	10,704,564
		53,911,754
United States 63.8%
AbbVie, Inc.	187,813	34,538,811
Air Products & Chemicals, Inc.	16,838	5,645,108
Amgen, Inc.	36,107	10,305,660
Apple, Inc.	76,722	18,106,392
Broadcom, Inc.	97,224	21,512,754
Camden Property Trust, REIT	43,898	4,991,642
Caterpillar, Inc.	45,815	17,017,524
Corning, Inc.	239,889	12,493,419

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Darden Restaurants, Inc.	19,417	$3,790,975
Dow, Inc.	136,464	5,328,919
Gaming & Leisure Properties, Inc., REIT	365,594	17,691,094
Gateway Energy & Resource Holdings LLC Private Placement, 144A*^(x)	100,000	104,500
International Business Machines Corp.	53,872	13,775,070
JPMorgan Chase & Co.	154,678	41,345,429
Lam Research Corp.	156,595	12,692,025
Linde PLC	12,053	5,377,084
McDonald’s Corp.	20,511	5,921,526
MetLife, Inc.	392,731	33,975,159
Microsoft Corp.	30,452	12,639,407
NextEra Energy, Inc.	48,344	3,459,497
PepsiCo, Inc.	51,917	7,823,373
PNC Financial Services Group, Inc. (The)	68,768	13,818,930
Procter & Gamble Co. (The)	71,054	11,794,253
Prologis, Inc., REIT	197,769	23,583,953
Republic Services, Inc.	58,349	12,654,148
Sanofi SA	157,118	17,075,899
Schneider Electric SE	21,990	5,577,209
Shell PLC, ADR	289,257	19,047,573
Texas Instruments, Inc.	73,866	13,636,402
Union Pacific Corp.	45,190	11,197,630
Walmart, Inc.	204,152	20,039,560
Williams Cos., Inc. (The)	275,207	15,254,724
		452,215,649

Total Common Stocks (cost $478,908,777)		687,825,055
Preferred Stocks 2.0%
United States
Boeing Co. (The) , CVT, 6.000%, Maturing 10/15/27	46,741	2,803,993
PG&E Corp., Maturing 12/01/27	279,165	11,789,138

Total Preferred Stocks (cost $16,524,465)		14,593,131

Total Long-Term Investments (cost $495,433,242)		702,418,186

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $3,114,363)(wb)	3,114,363	$3,114,363

TOTAL INVESTMENTS 99.5% (cost $498,547,605)		705,532,549
Other assets in excess of liabilities 0.5%		3,802,628

Net Assets 100.0%		$709,335,177

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $104,500 and 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Gateway Energy & Resource Holdings LLC Private Placement, 144A*^	12/14/07	$2,000,000	$104,500	0.0%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3